UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Emerging Market Debt Portfolio

International Bond Portfolio

Strategic Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2009 (Unaudited)	Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par
	(000)		Value
Corporate Bonds(a)
Chile — 0.6%
Codelco, Inc., 6.15%, 10/24/36	USD	100	$103,368

Kazakhstan — 3.8%
Eurasian Development Bank, 7.38%, 9/29/14(b)		140	143,114
KazMunaiGaz Finance Sub BV, 11.75%, 1/23/15(b)		380	449,350

			592,464

Malaysia — 2.4%
Petronas Capital Ltd.:
7.00%, 5/22/12		200	219,700
5.25%, 8/12/19(b)		150	152,191

			371,891

Mexico — 4.3%
Pemex Project Funding Master Trust, 5.75%, 3/01/18		180	177,975
Petroleos Mexicanos, 4.88%, 3/15/15(b)		500	493,750

			671,725

Russia — 5.0%
Gaz Capital SA, 7.29%, 8/16/37		140	130,550
Gazprom, 9.63%, 3/01/13		400	446,040
RSHB Capital SA, 9.00%, 6/11/14(b)		200	219,160

			795,750

Venezuela — 1.1%
Petroleos de Venezuela SA:
5.25%, 4/12/17		200	122,500
5.38%, 4/12/27		120	57,300

			179,800

Total Corporate Bonds — 17.2%			2,714,998

Foreign Government Obligations(a)
Argentina — 4.2%
Republic of Argentina:
8.28%, 12/31/33		566	382,344
2.50%, 12/31/38(c)		810	271,350

			653,694

Brazil — 5.7%
Federative Republic of Brazil:
6.00%, 1/17/17		220	238,040
7.13%, 1/20/37		470	560,475
5.63%, 1/07/41		100	97,498

			896,013

Colombia — 9.5%
Republic of Colombia:
10.00%, 1/23/12		700	822,150
7.38%, 1/27/17		260	297,960
8.13%, 5/21/24		50	60,000
7.38%, 9/18/37		275	310,750

			1,490,860

Dominican Republic — 0.4%
Dominican Republic, 9.04%, 1/23/18		55	57,655

El Salvador — 0.6%
Republic of El Salvador, 7.65%, 6/15/35		90	90,000

Indonesia — 5.8%
Republic of Indonesia:
7.50%, 1/15/16(b)		190	210,900
6.88%, 1/17/18(b)		200	215,000
11.63%, 3/04/19(b)		100	140,750
6.63%, 2/17/37(b)		130	128,050
7.75%, 1/17/38		200	221,000

			915,700

Malaysia — 0.2%
Malaysia Government, 7.50%, 7/15/11		35	38,305

Mexico — 4.4%
United Mexican States:
5.95%, 3/19/19		550	577,500
6.75%, 9/27/34		62	68,200
6.05%, 1/11/40		50	49,875

			695,575

Pakistan — 0.5%
Islamic Republic of Pakistan, 6.88%, 6/01/17		100	85,500

Panama — 2.4%
Republic of Panama:
8.88%, 9/30/27		200	264,000
9.38%, 4/01/29		88	120,120

			384,120

Peru — 2.7%
Republic of Peru:
7.13%, 3/30/19		65	74,977
7.35%, 7/21/25		100	116,750
6.55%, 3/14/37		220	238,700

			430,427

Philippines — 5.6%
Republic of Philippines:
9.38%, 1/18/17		220	272,250
8.38%, 6/17/19		150	182,625
7.75%, 1/14/31		370	420,412

			875,287

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated to the following list.	AUD	Australian Dollar	KRW	South Korean Won
	BRL	Brazil Real	MXN	Mexican Peso
	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CHF	Swiss Francs	NOK	Norwegian Krone
	DKK	Danish Krone	NZD	New Zealand Dollar
	EUR	Euro	PLN	Polish Zloty
	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
	GBP	British Pound	SEK	Swedish Krona
	HUF	Hungarian Forint	SGD	Singapore Dollar
	JIBAR	Johannesburg Interbank	TRY	New Turkish Lira
		Agreed Rate	USD	US Dollar
	JPY	Japanese Yen	ZAR	South African Rand

SEPTEMBER 30, 2009	1

Schedule of Investments (continued)	Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par
	(000)		Value
Foreign Government Obligations
Poland — 2.3%
Republic of Poland, 6.38%, 7/15/19(a)	USD	322	$361,741

Russia — 3.7%
Russia Federation, 7.50%, 3/31/30(a)(c)		533	578,603

South Africa — 3.8%
Republic of South Africa:
6.50%, 6/02/14(a)		220	240,900
8.25%, 9/15/17	ZAR	1,410	182,970
6.88%, 5/27/19(a)	USD	160	178,400

			602,270

South Korea — 1.3%
Republic of Korea, 7.13%, 4/16/19(a)		170	199,389

Turkey — 6.3%
Republic of Turkey:
7.50%, 7/14/17(a)		320	352,800
11.88%, 1/15/30(a)		65	104,812
8.00%, 2/14/34(a)		155	176,127
6.88%, 3/17/36(a)		355	355,000

			988,739

Ukraine — 1.0%
Ukraine Government, 6.58%, 11/21/16(a)(b)		200	156,000

Uruguay — 1.8%
Republica Orient Uruguay, 7.63%, 3/21/36(a)		272	286,639

Venezuela — 7.3%
Republic of Venezuela:
7.00%, 12/01/18(a)		70	49,700
7.65%, 4/21/25(a)		30	19,875
9.25%, 9/15/27(a)		865	696,325
9.25%, 5/07/28(a)		120	91,320
9.38%, 1/13/34(a)		385	296,450

			1,153,670

Total Foreign Government Obligations — 69.5%			10,940,187

Total Long-Term Investments (Cost — $12,697,840) — 86.7%			13,655,185

	Shares
Short-Term Securities
Time Deposits — 21.3%
Brown Brothers Harriman & Co., 0.03%(d)
(Cost — $3,350,393) — 21.3%		3,350,393	3,350,393

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
EUR Currency, Strike Price 1.55 CHF, Expires 11/06/09		48	712

Exchange-Traded Put Options Purchased
AUD Currency, Strike Price 0.77 USD, Expires 11/06/09		55	364
AUD Currency, Strike Price 0.77 USD, Expires 11/06/09		46	305
EUR Currency, Strike Price 1.50 CHF, Expires 11/06/09		48	1,441

			2,110

Total Options Purchased (Cost — $13,761) — 0.0%			2,822

Total Investments (Cost — $16,061,994*) — 108.0%			17,008,400
Liabilities in Excess of Other Assets — (8.0)%			(1,261,015)

Net Assets — 100.0%			$15,747,385

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$16,217,390

Gross unrealized appreciation	$1,016,619
Gross unrealized depreciation	(225,609)

Net unrealized appreciation	$791,010

(a)	US dollar denominated security issued by foreign domiciled entity.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
CAD	205,596	USD	190,000	Citibank, N.A.	10/1/09	$2,029
USD	190,000	CAD	205,510	Barclays Bank, Plc	10/1/09	(1,949)
BRL	304,200	USD	171,081	Barclays Bank, Plc	10/2/09	628
BRL	144,920	USD	80,000	Barclays Bank, Plc	10/2/09	1,776
BRL	142,560	USD	80,000	BNP Paribas	10/2/09	445
BRL	225,420	USD	120,000	Citibank, N.A.	10/2/09	7,202
BRL	227,460	USD	127,923	Deutsche Bank AG	10/2/09	469
BRL	256,130	USD	140,000	Deutsche Bank AG	10/2/09	4,531
BRL	142,125	USD	75,000	Deutsche Bank AG	10/2/09	5,199
BRL	162,045	USD	91,134	Goldman Sachs Bank USA	10/2/09	334
BRL	149,320	USD	80,000	Goldman Sachs Bank USA	10/2/09	4,259
BRL	184,450	USD	103,734	HSBC Bank USA, N.A.	10/2/09	381
BRL	225,600	USD	126,877	HSBC Bank USA, N.A.	10/2/09	466
BRL	285,075	USD	160,326	HSBC Bank USA, N.A.	10/2/09	588
BRL	345,990	USD	194,584	HSBC Bank USA, N.A.	10/2/09	714
BRL	286,080	USD	160,000	HSBC Bank USA, N.A.	10/2/09	1,431
BRL	183,900	USD	100,000	HSBC Bank USA, N.A.	10/2/09	3,772
BRL	141,450	USD	75,000	HSBC Bank USA, N.A.	10/2/09	4,818
BRL	470,375	USD	250,000	HSBC Bank USA, N.A.	10/2/09	15,426
BRL	144,008	USD	80,990	Morgan Stanley Capital Services, Inc.	10/2/09	297
BRL	113,130	USD	63,624	Royal Bank of Scotland	10/2/09	233

2	SEPTEMBER 30, 2009

Schedule of Investments (continued)	Emerging Market Debt Portfolio

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)
BRL	510,150	USD	286,907	Royal Bank of Scotland	10/2/09	$1,053
BRL	215,820	USD	120,000	Royal Bank of Scotland	10/2/09	1,784
BRL	141,375	USD	75,000	Royal Bank of Scotland	10/2/09	4,776
USD	160,000	BRL	304,200	Barclays Bank, Plc	10/2/09	(11,656)
USD	81,503	BRL	144,920	Barclays Bank, Plc	10/2/09	(299)
USD	80,175	BRL	142,560	BNP Paribas	10/2/09	(294)
USD	126,776	BRL	225,420	Citibank, N.A.	10/2/09	(465)
USD	120,000	BRL	227,460	Deutsche Bank AG	10/2/09	(8,352)
USD	144,047	BRL	256,130	Deutsche Bank AG	10/2/09	(529)
USD	79,931	BRL	142,125	Deutsche Bank AG	10/2/09	(293)
USD	90,000	BRL	162,045	Goldman Sachs Bank USA	10/2/09	(1,440)
USD	83,977	BRL	149,320	Goldman Sachs Bank USA	10/2/09	(308)
USD	150,000	BRL	285,075	HSBC Bank USA, N.A.	10/2/09	(10,864)
USD	120,000	BRL	225,600	HSBC Bank USA, N.A.	10/2/09	(7,303)
USD	190,000	BRL	345,990	HSBC Bank USA, N.A.	10/2/09	(5,237)
USD	100,000	BRL	184,450	HSBC Bank USA, N.A.	10/2/09	(4,083)
USD	264,538	BRL	470,375	HSBC Bank USA, N.A.	10/2/09	(971)
USD	160,891	BRL	286,080	HSBC Bank USA, N.A.	10/2/09	(590)
USD	103,425	BRL	183,900	HSBC Bank USA, N.A.	10/2/09	(379)
USD	79,551	BRL	141,450	HSBC Bank USA, N.A.	10/2/09	(292)
USD	80,000	BRL	144,008	Morgan Stanley Capital Services, Inc.	10/2/09	(1,262)
USD	121,377	BRL	215,820	RBC Capital Markets	10/2/09	(445)
USD	60,000	BRL	113,130	Royal Bank of Scotland	10/2/09	(3,838)
USD	285,000	BRL	510,150	Royal Bank of Scotland	10/2/09	(2,960)
USD	79,509	BRL	141,375	Royal Bank of Scotland	10/2/09	(292)
EUR	375,000	USD	554,453	Citibank, N.A.	10/9/09	(5,698)
EUR	125,000	USD	184,839	Royal Bank of Scotland	10/9/09	(1,920)
USD	732,269	EUR	500,000	UBS AG	10/9/09	595
AUD	300,000	USD	263,455	Morgan Stanley Capital Services, Inc.	10/13/09	—
AUD	250,000	USD	220,856	Westpac Bank	10/13/09	—
USD	241,432	AUD	279,500	Royal Bank of Scotland	10/13/09	(4,884)
USD	80,000	MXN	1,066,872	Barclays Bank, Plc	10/23/09	1,220
TRY	262,100	USD	171,793	Goldman Sachs Bank USA	10/28/09	3,916
USD	167,229	ZAR	1,369,000	Citibank, N.A.	10/28/09	(14,019)
USD	173,474	TRY	260,000	UBS AG	10/28/09	(827)
BRL	195,360	USD	110,000	Citibank, N.A.	11/4/09	—
BRL	512,886	USD	285,000	Royal Bank of Scotland	11/4/09	2,892
KRW	290,520,000	USD	240,000	Royal Bank of Scotland	11/4/09	6,458
USD	240,000	KRW	290,280,000	Citibank, N.A.	11/4/09	(6,254)
EUR	56,000	USD	81,704	Citibank, N.A.	11/18/09	240
USD	62,830	EUR	42,500	Citibank, N.A.	11/18/09	640

Total						$(19,131)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
6.86%(a)	3-month ZAR-JIBAR	Goldman Sachs Bank USA	June 2010	ZAR	100,000	$1,197
6.96%(a)	3-month ZAR-JIBAR	Goldman Sachs Bank USA	June 2010	ZAR	50,000	402
11.37%(b)	Brazil Cetip Interbank Overnight Rate	Citibank, N.A.	January 2012	BRL	1,250	(522)
11.39%(b)	Brazil Cetip Interbank Overnight Rate	Deutsche Bank AG	January 2012	BRL	2,119	453

Total						$1,530

(a)	Portfolio pays fixed interest rate and receives floating rate.

(b)	Portfolio pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
Republic of France	0.35%	JPMorgan Chase Bank, N.A.	December 2018	USD	330	$(2,084)
Republic of France	0.40%	JPMorgan Chase Bank, N.A.	December 2018	USD	180	(1,866)

Total						$(3,950)

SEPTEMBER 30, 2009	3

Schedule of Investments (concluded)	Emerging Market Debt Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2009 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
iTraxx Index Sub Financials Series 12 Version 1	1.00%	Deutsche Bank AG	December 2014	EUR	340	$(4,103)
iTraxx Index Sub Financials Series 12 Version 1	1.00%	JPMorgan Chase Bank, N.A.	December 2014	EUR	340	(812)
CDX.EM. Series 12 Version 1	5.00%	Deutsche Bank AG	December 2014	USD	760	(3,583)

Total						$(8,498)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Investments
Valuation Inputs	in Securities

Assets
Level 1 - Short-Term Securities	$3,350,393
Level 2 - Long-Term Investments[1]	13,655,185
Level 3	—

Total	$17,005,578

[1]	See above Schedule of Investments for values in each security type.

	Other Financial
Valuation Inputs	Instruments[2]

	Assets	Liabilities
Level 1	—	—
Level 2	$81,847	$(110,673)
Level 3	1,599	—

Total	$83,446	$(110,673)

[2]

Other financial instruments are options, foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial
Instruments[3]
Assets
Balance, as of December 31, 2008	$13,343
Accrued discounts/premiums	—
Realized gain (loss)	16,080
Change in unrealized appreciation (depreciation)[4]	(11,744)
Net purchases (sales)	(16,080)
Net transfers in/out of Level 3	—

Balance, as of September 30, 2009	$1,599

[3]	Other financial instruments are swaps contracts.
[4]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2009 was $1,599.

4	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par
	(000)		Value
Asset-Backed Securities
France — 0.1%
Auto ABS, Series 2007-1, Class A, 0.96%, 2/25/19(a)	EUR	400	$554,263

Ireland — 0.2%
Cars Alliance Funding Plc, Series 2007-1, Class A, 1.17%, 10/08/23(a)		700	974,723

Italy — 0.3%
Auto ABS, Series 2007-2, Class A, 1.07%, 10/25/20(a)		700	981,688

Luxembourg — 0.3%
Bavarian Sky SA, Series 1, Class A, 0.53%, 8/15/15(a)		713	1,028,378

United States — 1.3%
Bank of America Auto Trust, Series 2009-2A, Class A2, 1.16%, 2/15/12(b)	USD	2,370	2,371,347
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37(a)		723	676,647
SLM Student Loan Trust, Series 2003-10, 5.15%, 9/17/15	GBP	1,280	1,906,740

			4,954,734

Total Asset-Backed Securities — 2.2%			8,493,786

Capital Trusts
France — 0.2%
Société Generale, 7.00%(a)(c)	EUR	650	846,552

Norway — 0.3%
DnB NOR Bank ASA, 7.07%(a)(c)		725	1,007,888

Total Capital Trusts — 0.5%			1,854,440

Corporate Bonds
Canada — 1.6%
Royal Bank of Canada, 4.63%, 12/07/10	GBP	3,830	6,317,872

Denmark — 0.7%
Nykredit Realkredit A/S, 3.26%, 10/01/38(a)	DKK	11,176	2,095,895
Realkredit Denmark A/S, 2.73%, 1/01/38(a)		3,161	593,898

			2,689,793

France — 1.0%
BNP Paribas, 5.43%, 9/07/17	EUR	450	716,233
Credit Agricole, 3.50%, 7/21/14		600	899,727
Société Financement de l’Economie Francaise, 3.00%, 4/07/14		1,430	2,112,988

			3,728,948

Ireland — 0.9%
DEPFA ACS Bank:
4.25%, 12/15/09		400	586,720
1.65%, 12/20/16	JPY	200,000	1,806,375
GE Capital European Funding, 4.38%, 3/30/11	EUR	840	1,260,960

			3,654,055

Japan — 4.2%
East Japan Railway Co., 4.75%, 12/08/31	GBP	750	1,165,144
European Investment Bank, 1.40%, 6/20/17	JPY	1,323,500	14,972,203

			16,137,347

Luxembourg — 1.1%
European Community, 3.25%, 11/07/14	EUR	2,050	3,066,825
European Investment Bank, 4.25%, 4/15/19		880	1,357,585

			4,424,410

Netherlands — 0.9%
ABN Amro Bank NV, 3.75%, 7/15/14		700	1,054,553
Fortis Bank Nederland Holding NV, 3.38%, 5/19/14		750	1,126,038
LeasePlan Corp. NV, 3.25%, 5/22/14		950	1,415,197

			3,595,788

Sweden — 0.4%
Svenska Handelsbanken AB, 2.88%, 9/14/12(b)(d)	USD	1,700	1,704,275

Switzerland — 0.6%
European Investment Bank, 2.00%, 8/29/16	CHF	2,440	2,352,984

United Kingdom — 2.1%
Network Rail Infrastructure Finance Plc, 4.88%, 11/27/15	GBP	1,630	2,809,226
Nordic Investment Bank, 3.00%, 4/08/14	EUR	2,020	3,000,402
Northern Rock Plc, 3.88%, 10/18/11		1,450	2,112,564

			7,922,192

United States — 3.8%
Citigroup, Inc., 2.24%, 12/09/22	JPY	200,000	1,664,176
General Electric Capital Corp.:
6.63%, 2/04/10	NZD	5,925	4,303,235
6.50%, 9/28/15		5,245	3,622,106
JPMorgan Chase & Co., 3.63%, 12/12/11	EUR	3,300	5,001,232

			14,590,749

Total Corporate Bonds — 17.3%			67,118,413

Foreign Agency Obligations
ANZ National International Ltd., 3.25%, 4/02/12(b)(d)	USD	1,900	1,925,787
Dexia Credit Local, 2.38%, 9/23/11(b)(d)		1,210	1,226,545
Export Development Canada, 2.38%, 3/19/12(d)		1,950	1,991,927
Société Financement de l’Economie Francaise, 3.38%, 5/05/14(b)(d)		2,140	2,197,194

Total Foreign Agency Obligations — 1.9%			7,341,453

Foreign Government Obligations
Australia — 7.0%
Australia Government Bond:
6.50%, 5/15/13	AUD	5,640	5,203,938
3.00%, 9/20/25		1,490	1,311,761
New South Wales Treasury Corp., 5.25%, 5/01/13		10,890	9,553,713
Queensland Treasury Corp., 6.00%, 9/14/17		12,305	10,956,362

			27,025,774

Canada — 4.5%
Canada Housing Trust No. 1, 4.00%, 6/15/12(b)	CAD	10,000	9,847,943
Canadian Government Bond:
3.75%, 6/01/12		4,125	4,054,532
5.00%, 6/01/37		3,257	3,637,412

			17,539,887

SEPTEMBER 30, 2009	5

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Denmark — 7.4%
Kingdom of Denmark:
4.00%, 11/15/12	DKK	90,301	$18,612,971
3.13%, 3/17/14	EUR	6,800	10,184,477

			28,797,448

Finland — 3.4%
Finland Government Bond, 4.25%, 7/04/15		8,290	13,060,486

France — 4.7%
France Government Bond:
4.25%, 10/25/18		225	350,822
4.25%, 10/25/23(e)		2,380	3,622,555
4.00%, 10/25/38		9,089	13,118,639
Reseau Ferre de France, 5.50%, 12/01/21	GBP	600	1,061,618

			18,153,634

Germany — 5.9%
Bundesrepublik Deutschland:
4.25%, 7/04/18	EUR	4,600	7,302,069
3.50%, 7/04/19		2,555	3,824,611
4.25%, 7/04/39		7,590	11,710,321

			22,837,001

Greece — 0.9%
Hellenic Republic, 4.09%, 2/20/13		2,255	3,436,964

Ireland — 1.0%
Ireland Government Bond, 4.00%, 11/11/11		2,630	4,032,980

Italy — 4.0%
Italy Buoni Poliennali Del Tesoro:
4.25%, 8/01/14		3,470	5,401,005
4.25%, 2/01/15		5,945	9,241,301
4.25%, 3/01/20		590	881,141

			15,523,447

Japan — 14.9%
Japan Finance Organization For Municipalities, 2.00%, 5/09/16	JPY	1,000,000	11,752,743
Japan Government (20 Year Issue), 2.10%, 12/20/27		2,364,400	26,832,338
Japan Government CPI Linked Bond:
Series 4, 0.50%, 6/10/15		279,000	2,891,387
Series 9, 1.10%, 9/10/16		850,149	8,894,102
Series 14, 1.20%, 12/10/17		524,300	5,433,415
Series 15, 1.40%, 3/10/18		195,600	2,041,331

			57,845,316

Portugal — 1.3%
Obrigacoes do Tesouro OT, 5.45%, 9/23/13	EUR	3,000	4,872,454

Spain — 4.3%
Bonos y Obligation del Estado:
5.00%, 7/30/12		4,155	6,599,808
5.75%, 7/30/32		5,895	10,178,312

			16,778,120

United Kingdom — 4.4%
United Kingdom Treasury Bonds:
4.75%, 9/07/15	GBP	2,825	4,998,695
4.50%, 3/07/19		2,275	3,898,681
4.25%, 9/07/39		675	1,104,842
4.50%, 12/07/42		4,055	6,955,947

			16,958,165

Total Foreign Government Obligations — 63.7%			246,861,676

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 3A,
5.43%, 9/25/34(a)	USD	769	715,958
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
0.99%, 11/25/34(a)		922	632,982
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1,
5.14%, 1/25/35(a)		1,066	920,567
JPMorgan Mortgage Trust, Series 2004-A5, Class 3A1,
5.28%, 12/25/34(a)		928	891,198
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2,
6.08%, 8/25/46(a)		847	619,817

			3,780,522

Commercial Mortgage-Backed Securities — 3.7%
United States — 3.7%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/36		2,753	2,847,890
Series 2004-5, Class A3, 4.56%, 11/10/41		2,470	2,483,668
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32		653	655,683
GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2,
7.46%, 6/16/10(a)		1,315	1,348,243
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4,
4.76%, 6/10/36		880	886,407
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3,
5.86%, 10/12/35		4,530	4,770,366
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2,
7.37%, 8/15/26		1,202	1,228,092

			14,220,349

Total Non-Agency Mortgage-Backed Securities — 4.7%			18,000,871

Total Long-Term Investments (Cost — $324,166,977) — 90.3%			349,670,639

	Shares
Short-Term Securities
United States — 5.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.22%(f)(g)
(Cost — $20,077,402) — 5.2%		20,077,402	20,077,402

	Contracts(h)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 2.500% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker, JPMorgan Chase Bank, N.A.
(Cost — $197,625) — 0.0%		4,250	1,902

Total Investments Before Outstanding Options Written (Cost — $344,442,004*) — 95.5%			369,749,943

Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 4.050% and receive a floating rate based on 6-month EURIBOR, expiring December 2009, Broker, Deutsche Bank AG		800	(418,875)

6	SEPTEMBER 30, 2009

Schedule of Investments (continued)	International Bond Portfolio

	Contracts(h)	Value
Options Written
Over-the-Counter Put Swaptions Written
Receive a fixed rate of 4.050% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker, Deutsche Bank AG	800	$(267,568)

Total Options Written (Premiums received — $725,428) — (0.2)%		(686,443)

Total Investments Net of Outstanding Options Written — 95.3%		369,063,500
Other Assets in Excess of Liabilities — 4.7%		18,377,700

Net Assets — 100.0%		$387,441,200

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$344,814,872

Gross unrealized appreciation	$28,334,537
Gross unrealized depreciation	(3,399,466)

Net unrealized appreciation	$24,935,071

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	US dollar denominated security issued by foreign domiciled entity.

(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,560,814	$44,730

(g)	Represents the current yield as of report date.

(h)	One contract represents a notional amount of $10,000.

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	58,550,500	USD	11,466,348	Citibank, N.A.	10/2/09	$43,367
AUD	2,220,400	USD	1,915,754	Citibank, N.A.	10/28/09	38,643
CAD	3,759,000	USD	3,478,005	Barclays Bank, Plc	10/28/09	33,112
CAD	4,243,000	USD	3,931,955	Citibank, N.A.	10/28/09	31,245
CAD	415,000	USD	385,516	UBS AG	10/28/09	2,117
CHF	361,000	USD	337,562	Citibank, N.A.	10/28/09	10,876
DKK	3,062,000	USD	586,985	Citibank, N.A.	10/28/09	14,668
JPY	49,390,000	USD	531,220	Citibank, N.A.	10/28/09	19,099
JPY	343,667,000	USD	3,782,718	Citibank, N.A.	10/28/09	46,524
JPY	148,020,000	USD	1,594,782	Citibank, N.A.	10/28/09	54,502
JPY	56,370,000	USD	623,312	Deutsche Bank AG	10/28/09	4,779
JPY	6,269,590,000	USD	66,781,171	Royal Bank of Scotland	10/28/09	3,076,495
MXN	5,010,000	USD	383,373	Citibank, N.A.	10/28/09	(13,694)
NOK	7,481,000	USD	1,230,861	Barclays Bank, Plc	10/28/09	63,198
PLN	8,265,000	USD	2,787,841	UBS AG	10/28/09	85,389
SEK	16,257,000	USD	2,270,829	UBS AG	10/28/09	61,619
SGD	3,013,000	USD	2,088,677	UBS AG	10/28/09	49,770
USD	619,807	AUD	725,000	Citibank, N.A.	10/28/09	(18,339)
USD	10,521,682	AUD	12,715,500	UBS AG	10/28/09	(670,509)
USD	7,381,521	AUD	8,572,000	UBS AG	10/28/09	(163,559)
USD	16,545,719	CAD	17,966,500	Barclays Bank, Plc	10/28/09	(235,998)
USD	496,534	CHF	525,000	UBS AG	10/28/09	(10,196)
USD	11,461,706	DKK	58,550,500	Citibank, N.A.	10/28/09	(42,901)
USD	836,255	GBP	515,000	Citibank, N.A.	10/28/09	13,314
USD	6,180,044	GBP	3,781,000	Citibank, N.A.	10/28/09	138,218
USD	2,763,475	JPY	252,190,000	Royal Bank of Scotland	10/28/09	(46,503)
USD	1,067,542	JPY	98,605,000	Royal Bank of Scotland	10/28/09	(31,145)
USD	7,072,647	NZD	10,521,500	Citibank, N.A.	10/28/09	(511,150)
EUR	1,380,000	GBP	1,218,758	Citibank, N.A.	11/4/09	71,907
MYR	6,537,148	USD	1,846,000	UBS AG	11/4/09	39,888
USD	2,013,628	GBP	1,235,000	Citibank, N.A.	11/4/09	40,204
EUR	570,000	USD	842,332	Citibank, N.A.	11/18/09	(8,255)
EUR	980,000	USD	1,440,484	Citibank, N.A.	11/18/09	(6,457)
USD	1,796,383	EUR	1,224,500	Citibank, N.A.	11/18/09	4,581
USD	694,691	EUR	470,000	Citibank, N.A.	11/18/09	6,943
USD	4,992,943	EUR	3,401,500	Citibank, N.A.	11/18/09	15,552
EUR	11,255,000	USD	16,421,044	Citibank, N.A.	11/18/09	48,317
USD	3,075,309	EUR	2,090,000	UBS AG	11/18/09	17,027
PLN	5,870,000	HUF	384,643,490	UBS AG	11/24/09	(32,938)

Total						$2,239,710

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
167	Euro-Bund	Eurex	December 2009	$29,785,121	$61,095
268	Australia Treasury Bonds (3 Year)	Sydney	December 2009	$61,337,101	(125,028)
25	Japanese Government Bonds (10 Year)	Tokyo	December 2009	$38,806,885	181,028

Total					$117,095

SEPTEMBER 30, 2009	7

Schedule of Investments (concluded)	International Bond Portfolio

•	Financial futures contracts sold as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
3	Gilt British	London	December 2009	$568,433	$(4,267)
162	Euro-Schatz	Eurex	December 2009	$25,640,834	(2,641)
214	U.S. Treasury Notes (2 Year)	Chicago	December 2009	$46,431,313	(208,246)
17	U.S. Treasury Bonds (30 Year)	Chicago	December 2009	$2,063,375	(16,469)

Total					$(231,623)

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.14%(a)	6-month PRIBOR	Barclays Bank, Plc	May 2013	EUR	14,600	$45,782
2.65%(b)	3-month LIBOR	Barclays Bank, Plc	September 2014	USD	8,900	(25,781)
2.71%(b)	3-month LIBOR	Barclays Bank, Plc	September 2014	USD	5,300	(23,968)

Total						$(3,967)

(a)	Portfolio pays floating interest rate and receives fixed rate.

(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
STMicro Electronics NV	0.26%	Citibank, N.A.	September 2012	EUR	950	11,024
Telecom Austria AG	0.73%	Bank of America, N.A.	March 2013	EUR	500	(4,223)
JTI UK Finance Plc	0.41%	UBS AG	September 2013	EUR	1,500	(17,602)

Total						$(10,801)

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Imperial Tobacco Group Plc	0.71%	Royal Bank of Scotland, Plc	September 2012	BBB	EUR	1,300	$(24,558)

[1]	Using the higher of Standard & Poor’s or Moody’s rating of the issuer.

[2]	The maximum potential amount the Portfolio may receive should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2009 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
iTraxx HiVol Series 11 Version 1	3.75%	Barclays Bank, Plc	June 2014	EUR	7,800	$(530,528)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Short-Term Securities	$20,077,402
Level 2 - Long-Term Investments[1]	349,670,639
Level 3	—

Total	$369,748,041

[1]	See above Schedule of Investments for values in each security type.

Valuation Inputs	Other Financial Instruments[2]

	Assets	Liabilities
Level 1	$242,123	$(356,651)
Level 2	4,090,062	(3,104,747)
Level 3	—	—

Total	$4,332,185	$(3,461,398)

[2]

Other financial instruments are options, foreign currency exchange contracts, financial futures contracts and swaps. Foreign currency exchange contracts, financial futures contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

8	SEPTEMBER 30, 2009

Schedule of Investments September 30, 2009 (Unaudited)	Strategic Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies
Fixed Income Funds — 100.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	743,921	$4,969,395
BlackRock International Bond Portfolio, BlackRock Class	65,309	717,741
BlackRock Low Duration Bond Portfolio, BlackRock Class	920,906	8,638,101

		14,325,237

Total Affiliated Investment Companies (Cost — $13,093,984*) — 100.1%		14,325,237
Liabilities in Excess of Other Assets — (0.1)%		(19,953)

Net Assets — 100.0%		$14,305,284

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$13,162,935

Gross unrealized appreciation	$1,231,253
Gross unrealized depreciation	(68,951)

Net unrealized appreciation	$1,162,302

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments in open-end investment companies at net asset value each business day.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Affiliated Investment Companies	$14,325,237
Level 2	—
Level 3	—

Total	$14,325,237

SEPTEMBER 30, 2009	9

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of BlackRock Funds II

Date:	November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date:	November 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date:	November 20, 2009